Schedule of components of lease expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Leases
Lease expenses	$ 19,774	$ 39,475
Lease expenses – short-term	42,115	26,379
Total lease expenses	$ 61,889	$ 65,854